Significant Accounting Policies - Accumulated Other Comprehensive Income (Parenthetical) (Detail) - Unrealized Holding Gains on Available-for-Sale Securities (Net) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Tax effect on Other Comprehensive income before reclassifications	$ 359	$ 60	$ (445)
Tax effect on amount reclassified from accumulated Other comprehensive income	$ (210)	$ (207)	$ 1